SHARE CAPITAL AND SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of options authorized to be issued through incentive plan	6.50%
Maximum term options granted	7 years
Percentage of incentive stock options to issued and outstanding common share capital			2.20%	2.20%	2.50%	2.50%
Aggregate intrinsic value of vested share options			$ 11,898		$ 4,076
Weighted average fair value of stock options granted				$ 5.06		$ 5.97
Weighted average share price at date of grant	$ 11.84	$ 12.50
Weighted average share price at date of exercise of stock options (C$ per share) | $ / shares	$ 14.13	$ 13.50
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 12.49		$ 12.95
Weighted average fair value (C$ per unit) | $ / shares				$ 16.50		$ 11.07
Liabilities from share-based payment transactions			6,455		5,372
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 11.47		$ 14.06
Fair value of units settled (C$ per unit) | $ / shares	$ 12.33	13.98
Weighted average fair value (C$ per unit) | $ / shares				$ 16.50		$ 11.07
Liabilities from share-based payment transactions			2,949		3,339
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 10.72		$ 12.62
Fair value of units settled (C$ per unit) | $ / shares	$ 23.09	$ 13.97
Weighted average fair value (C$ per unit) | $ / shares				$ 26.76		$ 9.47
Liabilities from share-based payment transactions			$ 7,230		$ 1,299
Vesting period	3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 11.07	$ 12.01
Minimum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term options granted	10 years
Exercise price, share options granted	$ 13.39	$ 14.12
Maximum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	200.00%